BORROWINGS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 BRL (R$)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
BANK BORROWINGS
Short-term borrowings related to project assets		$ 455,166	$ 291,982
Other short-term borrowings		1,418,140	1,513,216
Subtotal for short-term borrowings		1,873,306	1,805,198
Long-term borrowings related to project assets	[1]	702,077	450,455
Other long-term borrowings		2,029,466	815,510
Subtotal for long-term borrowings		2,731,543	1,265,965
Total		4,604,849	3,071,163
Secured borrowings		2,212,135
Short-term borrowings		433,853
Outstanding balance		4,604,849	3,071,163
Amount of development loan																			$ 75,000
Amount of matures			125,000
Long-term borrowings		790,321
Future principal repayment of long-term borrowings on project assets - current		69,523
Long-term borrowings		4,604,849
Solar project
BANK BORROWINGS
Consideration received from sale of project assets		0	161,709	$ 193,578
Asset Pledged as Collateral without Right [Member]
BANK BORROWINGS
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings		504,776
Carrying value of inventories that serve as collateral for short-term and long-term borrowings		20,000
Carrying value of land use rights that serve as collateral for short-term and long-term borrowings		36,392
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings		306,573
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings		10,000
Carrying value of equity that serve as collateral for short-term and long-term borrowings		768,328
Carrying value of project assets that serve as collateral for short-term and long-term borrowings		502,936
Carrying value of solar power systems that serve as collateral for short-term and long-term borrowings		1,430,751
Convertible Debt
BANK BORROWINGS
Amount of loan facility																			$ 230,000
Convertible Debt | Subsequent event
BANK BORROWINGS
Amount of loan facility							$ 50,000
Green Bonds | Convertible Debt
BANK BORROWINGS
Total		228,917	227,424
Outstanding balance		228,917	227,424
Recurrent Energy B.V [Member]
BANK BORROWINGS
Total		2,340,082	1,368,378
Outstanding balance		2,340,082	1,368,378
Recurrent Energy B.V [Member] | Green Bonds
BANK BORROWINGS
Total		146,542	161,609
Outstanding balance		146,542	161,609
Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility				$ 48,309												€ 45,000	$ 61,132	€ 50,000
Sunmex Renovables, S.A. De C.V. | Loan facility
BANK BORROWINGS
Total		22,367
Amount of loan facility																	$ 60,000
Outstanding balance		22,367
Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility														$ 32,736
Canadian Solar Holdings B.V | Subsequent event
BANK BORROWINGS
Amount of loan facility								$ 150,000
CSI Cells (SuQian) Co., Ltd.
BANK BORROWINGS
Amount drawn		208,670	208,670
Amount of loan facility		403,428	403,428							¥ 2,900,000,000			¥ 2,900,000,000
CSI Solar Co., Ltd.
BANK BORROWINGS
Total		2,264,767	1,702,785
Outstanding balance		2,264,767	1,702,785
North Fork Solar Project, LLC
BANK BORROWINGS
Amount of loan facility			112,087
Canadian Solar UK Projects Ltd.
BANK BORROWINGS
Amount drawn		97,163
Amount of loan facility		102,648							€ 95,000
RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Amount of loan facility		513,312
RE Gallium LLC
BANK BORROWINGS
Amount drawn		148,066
Amount of loan facility		150,000
CSI Cells (Yangzhou) Co., Ltd.
BANK BORROWINGS
Amount drawn		142,634
Amount of loan facility		302,726	302,726							2,176,112,000			2,176,112,000
Canadian Solar US Cell Manufacturing Corporation
BANK BORROWINGS
Amount of loan facility		450,000
Aurora 01 GK
BANK BORROWINGS
Amount of loan facility			121,958									¥ 18,500,000
Long-term borrowings		115,804
Long-term borrowings		102,648
Bank Borrowings Member | Canadian Solar Sunenergy (Jiaxing) Co. Ltd
BANK BORROWINGS
Amount drawn		305,878	305,878
Bank Borrowings Member | Canadian Solar Sunenergy (Jiaxing) Co. Ltd | Unsecured
BANK BORROWINGS
Amount of loan facility		11,391	11,391							81,884,000			81,884,000
Bank Borrowings Member | Canadian Solar Sunenergy (Jiaxing) Co. Ltd | Borrowings secured by property, plant and equipment
BANK BORROWINGS
Amount of loan facility		514,527	514,527							3,698,624,000			3,698,624,000
Bank Borrowings Member | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount drawn		99,349
Bank Borrowings Member | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount drawn		173,505
Amount of loan facility | ¥										1,277,237,000			1,277,237,000
Unsecured Credit Facility | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount of loan facility		25,040	25,040							180,000,000			180,000,000
Unsecured Credit Facility | CSI Cells (SuQian) Co., Ltd.
BANK BORROWINGS
Amount of loan facility		55,645	55,645							400,000,000			400,000,000
Unsecured Credit Facility | CSI Cells (Yangzhou) Co., Ltd.
BANK BORROWINGS
Amount of loan facility		62,601	62,601							450,000,000			450,000,000
Credit facility
BANK BORROWINGS
Maximum borrowing capacity		7,697,545
Additional amount drawn of under borrowing		513,470
Available amount of credit facilities		3,490,416
Outstanding balance		3,693,659
Credit facility | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility			100,000
Credit facility | North Fork Solar Project, LLC
BANK BORROWINGS
Amount of loan facility			13,351
Credit facility | RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Amount of loan facility		101,088
Credit facility | Bank Borrowings Member | Canadian Solar Sunenergy (Jiaxing) Co. Ltd
BANK BORROWINGS
Amount of loan facility		525,918	525,918							3,780,508,000			3,780,508,000
Credit facility | Bank Borrowings Member | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount of loan facility		177,680	177,680
Non-binding bank credit facilities
BANK BORROWINGS
Maximum borrowing capacity		2,153,600
Amount drawn		519,693
Short Term Note Payable
BANK BORROWINGS
Additional amount drawn of under borrowing		351,819
Non-recourse
BANK BORROWINGS
Short-term borrowings		130,051
Outstanding balance		997,434
Long-term borrowings		857,910
Term loan | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility | €																		25,000
Term loan | North Fork Solar Project, LLC
BANK BORROWINGS
Amount of loan facility			98,736
Term loan | Canadian Solar UK Projects Ltd.
BANK BORROWINGS
Amount of loan facility		43,220							40,000
Revolving credit facility | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility | €																		€ 25,000
Revolving credit facility | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility														110,500
Revolving credit facility | Canadian Solar UK Projects Ltd.
BANK BORROWINGS
Amount of loan facility		59,428							€ 55,000
Secured Credit Facility | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount of loan facility		152,640	152,640							1,097,237,000			1,097,237,000
Secured Credit Facility | CSI Cells (SuQian) Co., Ltd.
BANK BORROWINGS
Amount of loan facility		347,783	347,783							2,500,000,000			2,500,000,000
Secured Credit Facility | CSI Cells (Yangzhou) Co., Ltd.
BANK BORROWINGS
Amount of loan facility		240,125	240,125							¥ 1,726,112,000			¥ 1,726,112,000
Non Recourse Project bonds | Brazilian subsidiaries
BANK BORROWINGS
Amount of loan facility			210,249								R$ 1,300,200
Non Recourse Project bonds | Brazilian subsidiaries | Subsequent event
BANK BORROWINGS
Maturities					$ 38,504	R$ 200,000
Non Recourse Project bonds | North Fork Solar Project, LLC
BANK BORROWINGS
Amount drawn		95,248
Non Recourse Project Finance Facility [Member]
BANK BORROWINGS
Amount of loan facility | €															€ 30,000
Non Recourse Project Finance Facility [Member] | Brazilian subsidiaries
BANK BORROWINGS
Amount drawn		211,213
Term Loan Facility Two | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility														$ 20,000
Non recourse construction and term loan | RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Amount drawn		248,664
Amount of loan facility		248,664
Bridge Loan | RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Amount drawn		58,517
Amount of loan facility		$ 163,560	$ 163,560

[1]	Includes the current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year.